                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [X]; Amendment Number: 1

     This Amendment (Check only one.): [X] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    American Assets Investment Management, LLC
Address: 11455 El Camino Real
         Suite 200
         San Diego, CA 92130

Form 13F File Number: 028-12131

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Nicole L. Miller
Title: Compliance Analyst
Phone: 619-278-0020

Signature, Place, and Date of Signing:


/s/  Nicole Miller	                   San Diego, CA   5/3/2011
-------------------------------------   -------------   ----------
[Signature]                             [City, State]   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13-F File Number   Name
---------------------   ----

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:           146
Form 13F Information Table Value Total:      $113,995
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13-F File Number   Name
---   ---------------------   ----

                           Form 13-F Information Table
                            as of September 30, 2009


                                                                                                    VOTING AUTHORITY
                                   TITLE              VALUE   SHARES/  SH/ PUT/ INVSTMT   OTHER  ---------------------
         NAME OF ISSUER          OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DSCRETN MANAGERS    SOLE   SHARED NONE
-------------------------------- -------- --------- -------- --------- --- ---- ------- -------- --------- ------ ----

ABBOTT LABORATORIES		 com	002824-10-0	 2,395.50 	50,000 	Sole	N/A	All
ACTIVISION BLIZZARD INC		 com	00507V-10-9	 317.84 	25,550 	Sole	N/A	All
ADOBE SYS INC			 com	00724F-10-1	 199.45 	6,480 	Sole	N/A	All
AEGEAN MARINE PETRO NETWORK INC	 com	Y0017S-10-2	 158.95 	15,240 	Sole	N/A	All
ALEXANDRIA REAL ESTATE EQUITIES	 com	015271-10-9	 146.52 	2,000 	Sole	N/A	All
ALKERMES INC			 com	01642T-10-8	 491.20 	40,000 	Sole	N/A	All
AMBAC FINANCIAL GROUP INC        com	023139-10-8	 1.73		15,600	Sole	N/A	All
AMERICAN ELEC PWR		 com	025537-10-1	 1,799.00 	50,000 	Sole	N/A	All
AMERICAN EXPRESS		 com	025816-10-9	 884.15 	20,600 	Sole	N/A	All
AMERISOURCEBER			 com	03073E-10-5	 614.16 	18,000 	Sole	N/A	All
APACHE CORP			 com	037411-10-5	 834.61 	7,000 	Sole	N/A	All
BANCO SANTANDER			 com	05964H-10-5	 1,206.65 	113,300 Sole	N/A	All
BANK AMER CORP			 com	060505-10-4	 5,398.19 	404,662 Sole	N/A	All
BANK AMER CORP WTS		 com	060505-15-3	 267.00 	100,000 Sole	N/A	All
BANK OF NEW YORK MELLON		 com	064058-10-0	 1,682.14 	55,700 	Sole	N/A	All
BAXTER INTERNATIONAL INC	 com	071813-10-9	 2,151.35 	42,500 	Sole	N/A	All
BERKSHIRE HATHAWAY B		 com	084670-70-2	 20.03 		250 	Sole	N/A	All
BIOMED REALTY TRUST INC		 com	09063H-10-7	 111.90 	6,000 	Sole	N/A	All
BP PLC ADR			 com	055622-10-4	 10,114.93 	229,000 Sole	N/A	All
CABOT OIL & GAS CORP		 com	127097-10-3	 334.59 	8,840 	Sole	N/A	All
CAPITAL ONE		 	 com	14040H-10-5	 898.02 	21,100 	Sole	N/A	All
CARDINAL HEALTH INC		 com	14149Y-10-8	 1,145.12 	29,891 	Sole	N/A	All
CAREFUSION CORP		 	 com	14170T-10-1	 641.09 	24,945 	Sole	N/A	All
CEPHALON INC			 com	156708-10-9	 216.95 	3,515 	Sole	N/A	All
CHESAPEAKE ENERGY CORP		 com	165167-10-7	 860.86 	33,225 	Sole	N/A	All
CHEVRON CORPORATION		 com	166764-10-0	 3,832.50 	42,000 	Sole	N/A	All
CISCO SYSTEMS INC		 com	17275R-10-2	 1,314.95 	65,000 	Sole	N/A	All
CITIGROUP INC			 com	172967-10-1	 463.54 	98,000 	Sole	N/A	All
COBALT INTL ENERGY INC		 com	19075F-10-6	 460.41 	37,708 	Sole	N/A	All
COCA COLA		 	 com	191216-10-0	 1,973.10 	30,000 	Sole	N/A	All
CONOCOPHILLIPS			 com	20825C-10-4	 2,928.30 	43,000 	Sole	N/A	All
CORESITE RLTY CORP		 com	21870Q-10-5	 177.32 	13,000 	Sole	N/A	All
CORUS BANKSHARES INC		 com	220873-10-3	 0.06 		5,000 	Sole	N/A	All
COVIDIEN PLC			 com	G2554F-10-5	 2,054.70 	45,000 	Sole	N/A	All
DIANA SHIPPING INC		 com	Y2066G-10-4	 160.29 	13,335 	Sole	N/A	All
DIGITAL REALTY TRUST INC	 com	253868-10-3	 213.89 	4,150 	Sole	N/A	All
DUKE ENERGY			 com	26441C-10-5	 890.50 	50,000 	Sole	N/A	All
DUKE REALTY CORP		 com	264411-50-5	 161.98 	13,000 	Sole	N/A	All
DUPONT FABROS TECHNOLOGY INC	 com	26613Q-10-6	 127.62 	6,000 	Sole	N/A	All
ENERGY TRANSFER PARTNERS LP	 com	29273R-10-9	 259.10 	5,000 	Sole	N/A	All
EXCEL TR INC			 com	30068C-10-9	 484.00 	40,000 	Sole	N/A	All
EXXON MOBIL CORP		 com	30231G-10-2	 1,828.00 	25,000 	Sole	N/A	All
FELCOR LODGING TRUST INC	 com	31430F-10-1	 70.40 		10,000 	Sole	N/A	All
FLIR SYS INC			 com	302445-10-1	 386.75 	13,000 	Sole	N/A	All
FRONTLINE LTD			 com	G3682E-12-7	 144.99 	5,715 	Sole	N/A	All
GEN PROBE INC			 com	36866T-10-3	 1,167.00 	20,000 	Sole	N/A	All
GENCO SHIPPING & TRADING LTD	 com	Y2685T-10-7	 153.62 	10,668 	Sole	N/A	All
GENERAL ELECTRIC CO		 com	369604-10-3	 5,960.71      325,900 	Sole	N/A	All
GENERAL GROWTH PROPERTIES	 com	370023-10-3	 774.00 	50,000 	Sole	N/A	All
GILEAD SCIENCES INC		 com	375558-10-3	 301.88 	8,330 	Sole	N/A	All
GOLDMAN SACHS			 com	38141G-10-4	 2,145.05 	12,756 	Sole	N/A	All
GOOGLE INC A			 com	38259P-50-8	 204.33 	344 	Sole	N/A	All
GREATBATCH INC			 com	39153L-10-6	 724.50 	30,000 	Sole	N/A	All
HARTFORD FINL SVCS GRP		 com	416515-10-4	 1,072.85 	40,500 	Sole	N/A	All
HOST HOTELS & RESORTS INC	 com	44107P-10-4	 631.01 	35,311 	Sole	N/A	All
HUNTINGTON BANCSHARES INC	 com	446150-10-4	 171.75 	25,000 	Sole	N/A	All
INTEL CORP			 com	458140-10-0	 946.35 	45,000 	Sole	N/A	All
JOHNSON & JOHNSON		 com	478160-10-4	 2,164.75 	35,000 	Sole	N/A	All
JP MORGAN CHASE & CO	 	 com	46625H-10-0	 636.30 	15,000 	Sole	N/A	All
KROGER CO			 com	501044-10-1	 447.20 	20,000 	Sole	N/A	All
LAS VEGAS SANDS CORP		 com	517834-10-7	 91.90 		2,000 	Sole	N/A	All
LOWES COMPANIES INC		 com	548661-10-7	 376.20 	15,000 	Sole	N/A	All
MACERICH CO			 com	554382-10-1	 6,116.70 	129,126 Sole	N/A	All
MANULIFE FINANCIAL CORP		 com	56501R-10-6	 1,803.90 	105,000 Sole	N/A	All
MCKESSON CORP			 com	58155Q-10-3	 1,442.79 	20,500 	Sole	N/A	All
MERCK & CO			 com	58933Y-10-5	 1,802.00 	50,000 	Sole	N/A	All
METLIFE INC			 com	59156R-10-8	 1,733.16 	39,000 	Sole	N/A	All
MGIC INVESTMENT CORP		 com	552848-10-3	 91.71 		9,000 	Sole	N/A	All
MICRON TECHNOLOGY INC		 com	595112-10-3	 182.86 	22,800 	Sole	N/A	All
MICROSOFT CORP			 com	594918-10-4	 1,086.73 	38,937 	Sole	N/A	All
MORGAN STANLEY			 com	617446-44-8	 1,465.26 	53,850 	Sole	N/A	All
NUVASIVE INC			 com	670704-10-5	 193.91 	7,560 	Sole	N/A	All
NV ENERGY INC			 com	67073Y-10-6	 281.00 	20,000 	Sole	N/A	All
ONEOK PARTNERS			 com	68268N-10-3	 699.60 	8,800 	Sole	N/A	All
OVERSEAS SHIPHOLDING 		 com	690368-10-5	 4,285.82 	121,000 Sole	N/A	All
PENSKE AUTO GROUP		 com	70959W-10-3	 259.91 	14,920 	Sole	N/A	All
PEPSICO				 com	713448-10-8	 1,371.93 	21,000 	Sole	N/A	All
PFIZER INC			 com	717081-10-3	 1,926.10 	110,000 Sole	N/A	All
PG&E CORP			 com	69331C-10-8	 1,387.36 	29,000 	Sole	N/A	All
PINNACLE WEST CAPITAL		 com	723484-10-1	 1,865.25 	45,000 	Sole	N/A	All
PNC FINANCIAL SVC WTS		 com	693475-12-1	 173.16 	12,000 	Sole	N/A	All
PPL CORPORATION			 com	69351T-10-6	 789.60 	30,000 	Sole	N/A	All
PRUDENTIAL FINANCIAL		 com	744320-10-2	 645.81 	11,000 	Sole	N/A	All
RANGE RESOURCES CORP		 com	75281A-10-9	 313.51 	6,970 	Sole	N/A	All
RESEARCH IN MOTION		 com	760975-10-2	 220.02 	3,785 	Sole	N/A	All
ROCHE HOLDINGS LTD		 com	771195-10-4	 916.25 	25,000 	Sole	N/A	All
ROYAL DUTCH 		         com	780259-20-6	 2003.40	30,000	Sole	N/A	All
SANDRIDGE ENERGY INC		 com	80007P-30-7	 277.19 	37,867 	Sole	N/A	All
SAVIENT PHARMACEUTICALS INC	 com	80517Q-10-0	 263.33 	23,638 	Sole	N/A	All
SCHLUMBERGER LTD		 com	806857-10-8	 1,137.44 	13,622 	Sole	N/A	All
SEAGATE TECHNOLOGY PLC		 com	G7945M-10-7	 261.52 	17,400 	Sole	N/A	All
SOUTHERN COMPANY		 com	842587-10-7	 573.45 	15,000 	Sole	N/A	All
SOUTHWESTERN ENERGY CO		 com	845467-10-9	 242.92 	6,490 	Sole	N/A	All
STARWOOD HOTELS			 com	85590A-40-1	 1,944.96 	32,000 	Sole	N/A	All
STRATEGIC HOTELS & RESORTS INC	 com	86272T-10-6	 223.23 	42,198 	Sole	N/A	All
TEVA PHARMACEUTICAL		 com	881624-20-9	 223.64 	4,290 	Sole	N/A	All
THORATEC CORPORATION		 com	885175-30-7	 202.49 	7,150 	Sole	N/A	All
TOYOTA MOTOR CORP ADR		 com	892331-30-7	 1,451.90 	18,465 	Sole	N/A	All
TRANSATLANTIC HLDGS INC		 com	893521-10-4	 206.48 	4,000 	Sole	N/A	All
WALGREEN CO			 com	931422-10-9	 1,168.80 	30,000 	Sole	N/A	All
WARNER CHILCOTT			 com	G94368-10-0	 365.18 	16,187 	Sole	N/A	All
WELLS FARGO & CO		 com	949746-10-1	 3,011.05 	97,162 	Sole	N/A	All
WESTERN UNION COMPANY		 com	959802-10-9	 187.56 	10,100 	Sole	N/A	All
WTS JPMORGAN CHASE 	         com	46634E-11-4	 57.80 		4,000 	Sole	N/A	All
WYNN RESORTS LTD		 com	983134-10-7	 103.84 	1,000 	Sole	N/A	All
HARTFORD FINANCIAL 		  ps	416515-70-8	 512.20         20,000	Sole	N/A	All
